Accounts Receivable And Contract Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Accounts Receivable And Contract Assets
NOTE 2. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Accounts receivable consisted of the following:

	March 31, 2022	December 31, 2021
Trade receivables	$222,686	$213,815
Less: allowance for doubtful accounts	(10,103)	(10,334)

Trade receivables, net	$212,583	$203,481
Other receivables	9,463	8,725

Total accounts receivable	$222,046	$212,206

Aging of trade receivables:

	March 31, 2022	December 31, 2021
Current to 90 days	$178,646	$183,105
Over 90 days	44,040	30,710

	$222,686	$213,815

Movement in allowance for doubtful accounts:

	March 31, 2022	December 31, 2021
Balance, January 1	$10,334	$11,439
Impairment provision additions on receivables	26	275
Amounts settled and derecognized during the period	(112)	(1,317)
Currency translation effects	(145)	(63)

Closing balance	$10,103	$10,334

Movement in contract assets:

	March 31, 2022	December 31, 2021
Balance, January 1	$82,760	$66,722
Unbilled revenue recognized	89,868	244,372
Amounts billed	(57,401)	(228,327)
Currency translation effects	(1,049)	(7)

Closing balance	$114,178	$82,760

Amounts recognized as contract assets are typically billed to customers within three months.

NOTE 7. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Accounts receivable consisted of the following:

December 31,	2021	2020
Trade receivables	$213,815	$194,777
Less: allowance for doubtful accounts 1	(10,334)	(11,439)

Trade receivables, net	$203,481	$183,338
Other receivables	8,725	30,037

Total accounts receivable	$212,206	$213,375

1
During the third quarter of 2020, management identified certain receivable balances in the Rest of World segment that may be at higher risk of credit loss, leading to an increase in the allowance for doubtful accounts provision at September
 30, 2020. The value of the provision relating to these receivables at December
 31, 2020 represents only the outstanding amounts owed to
Enerflex
, as the total value of the associated contract was recognized and largely collected prior to 2020.

Aging of trade receivables:

December 31,	2021	2020
Current to 90 days	$183,105	$152,285
Over 90 days	30,710	42,492

	$213,815	$194,777

Movement in allowance for doubtful accounts:

December 31,	2021	2020
Balance, January 1	$11,439	$2,144
Impairment provision additions on receivables	275	21,072
Amounts settled and derecognized during the year	(1,317)	(11,071)
Currency translation effects	(63)	(706)

	$10,334	$11,439

Movement in contract assets:

December 31,	2021	2020
Balance, January 1	$66,722	$130,392
Unbilled revenue recognized	244,372	238,300
Amounts billed	(228,327)	(281,145)
Amounts transferred to other assets	—	(26,625)
Currency translation effects	(7)	5,800

	$82,760	$66,722

Amounts recognized as contract assets are typically billed to customers within three months.